INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022	[2]	Dec. 31, 2022
Operating activities
Profit / (loss) before tax		$ 188		$ 114	[1]	$ 224		$ 325	[1]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)						354		424
(Gain) / loss on disposal of non-current assets						(1)		1
(Gain) / loss on disposal of subsidiaries						0		31
Finance costs						280		294
Finance income						(33)		(10)
Other non-operating (gain) / loss						(14)		(2)
Net foreign exchange (gain) / loss		(57)		(35)	[1]	(10)		(152)	[1]
Changes in trade and other receivables and prepayments						(51)		(60)
Changes in inventories						(9)		(2)
Changes in trade and other payables						(2)		(57)
Changes in provisions, pensions and other						64		2
Interest paid						(275)		(246)
Interest received						27		9
Income tax paid						(130)		(183)
Net cash flows from operating activities from continuing operations						424		374
Net cash flows from operating activities from discontinued operations						630		798
Investing activities
Purchase of property, plant and equipment and intangible assets						(413)		(714)
Receipts from / (payment on) deposits						(39)		(40)
Receipts from / (investment in) financial assets						(8)		(14)
Acquisition of a subsidiary, net of cash acquired						0		2
Proceeds from sales of share in subsidiaries, net of cash						(1)		42
Inflow / (Outflows) on Loans granted						(3)		(4)
Other proceeds from investing activities, net						10		10
Net cash flows from / (used in) investing activities from continuing operations						(454)		(718)
Net cash flows from / (used in) investing activities from discontinued operations						(372)		(565)
Financing activities
Proceeds from borrowings, net of fees paid	[3]					82		1,954
Repayment of debt						(688)		(1,521)
Dividends paid to non-controlling interests						0		(7)
Other movements, net						0		1
Net cash flows from / (used in) financing activities from continuing operations						(606)		425
Net cash flows from / (used in) financing activities from discontinued operations						(153)		(145)
Net (decrease) / increase in cash and cash equivalents						(531)		169
Net foreign exchange difference related to continuing operations						(23)		(14)
Net foreign exchange difference related to discontinued operations						(19)		(7)
Cash and cash equivalents classified as held for sale at the beginning of the period						146		113		$ 113	[2]
Cash and cash equivalents classified as held for sale at the end of the period										146
Cash and cash equivalents classified as held for sale at the end of the period		(223)		(163)	[2]	(223)		(163)
Cash and cash equivalents at beginning of period, net of overdrafts						3,107		2,239		2,239	[2]
Cash and cash equivalents at end of period, net of overdrafts		$ 2,457	[4]	$ 2,337	[2],[4]	$ 2,457	[4]	$ 2,337	[4]	$ 3,107

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).
[3]	Fees paid for borrowings were US$12 (2022: US$8).
[4]	Overdrawn amount was US$0 (2022: US$0)